Share Capital	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital

	Number of shares	Amount
		US$
Authorized:
Class A ordinary shares of US$0.0001 each
As at January 1, 2024, December 31, 2024 and 2025	1,350,000	135
Class B ordinary shares of US$0.0001 each
As at January 1, 2024, December 31, 2024 and 2025	650,000	65
Issued and fully paid:
Class A ordinary shares of US$0.0001 each
As at January 1, 2024, December 31, 2024 and 2025	1,350,000	135
Class B ordinary shares of US$0.0001 each
As at January 1, 2024, December 31, 2024 and 2025	650,000	65

	2025	2024
Shown in the consolidated financial statements of financial position	$1,560	$1,560